CONVERTIBLE NOTES PAYABLE RELATED PARTY (Detail Textuals) - USD ($)			12 Months Ended
	Jan. 06, 2017	Jan. 07, 2015	Jul. 31, 2018	Jul. 31, 2017	Apr. 30, 2019
Debt Instrument [Line Items]
Notes due to related parties			$ 24,126	$ 24,126	$ 24,126
Convertible note payable - related party			$ 0	$ 0
Common stock convertible shares issued, shares			23,882,770	23,882,770
Director | Non-interest bearing demand loans
Debt Instrument [Line Items]
Conversion of non-interest bearing demand loans	$ 10,009
Common stock convertible shares issued, shares	500,450
Director | Convertible Notes Payable
Debt Instrument [Line Items]
Conversion of non-interest bearing demand loans	$ 523,916
Common stock convertible shares issued, shares	26,195,800
Note holders | Convertible Notes Payable
Debt Instrument [Line Items]
Convertible note payable - related party		$ 523,916
Accrued interest of outstanding notes payable forgiven		$ 74,491
Debt conversion price per share		$ 1.00
Convertible notes description		The convertible notes were originally interest free until December 31, 2015, and due on February 1, 2016. In January 2016, due dates for the convertible notes were extended to February 1, 2017. In addition, the convertible notes were amended to remain interest free until December 31, 2016, after which time the notes shall bear interest at 6% per annum.
Percentage of accrued interest per annum		6.00%